Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

April 20, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Eaton Vance Tax-Managed Buy-Write Opportunities Fund (the “Fund” or the “Registrant”)

Registration Statement on Form N-2 (333-236939; 811-21735)

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company, and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Shelf Registration Statement”) with respect to the proposed offering by the Fund of additional shares of common stock, par value $0.01 per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.

The Fund has received an order under Section 19(b) to permit it to make periodic capital gains dividends with respect to its Common Shares as frequently as twelve times each year, and as frequently as dividends are specified by or determined in accordance with the terms of any outstanding preferred shares that such Fund may issue.

The total registration fee for purposes of this filing is $32,322.76, of which $22,575.29 has been wired through the FEDWIRE system to the Securities and Exchange Commission (the “SEC”). The Shelf Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

The Shelf Registration Statement was amended for the purpose of responding to comments provided by Lisa Larkin of the SEC’s Division of Investment Management to the undersigned telephonically on March 27, 2020, and to make certain other non-material changes as marked therein. We request that the Staff review the Shelf Registration Statement as promptly as possible and contact the undersigned at its earliest possible convenience if the Staff has any further comments. Capitalized terms have the same meaning as defined in the Shelf Registration Statement, unless otherwise indicated. The comments and the Fund’s responses are set forth as follows:

  Comment: The Prospectus states that the Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

  Please explain supplementally how the Fund pursues its objective of providing “gains” and add corresponding disclosure to the “Investment Objectives and Policies” section of the Prospectus.

Response: The Fund seeks to generate gains from premiums on options the Fund writes on the S&P 500® Composite Stock Price Index and the NASDAQ-100® Index and from the sale of equity securities it holds. The following disclosure has been added to the “Investment Objectives and Policies” section of the Prospectus, and throughout the Prospectus as applicable:

The Fund seeks to generate gains from option premiums and from the sale of equity securities it holds in Segment One and Segment Two of its portfolio.

  Comment: Under the section titled “Investment Objectives and Policies,” the Fund’s prospectus states that “Investing in NASDAQ-100® stocks may result in significant exposure to technology companies. The Fund may not invest 25% or more of its total assets in the securities of issuers in any single industry or group of industries.” Consider revising this language to remove the reference to the Fund’s concentration policy and discuss any sectors to which the Fund may have significant exposure.

Response: The referenced language has been revised to read as follows:

Investing in NASDAQ-100® stocks may result in significant exposure to companies in the technology and communication services sectors, including software and technology services companies, companies that manufacture technology hardware, telecommunications companies, interactive media and internet providers.

The disclosure included under “Technology Risk” in the Fund’s prospectus has been revised as follows:

~~Technology~~ Risks of Investing in the Technology and Communications Services Sectors. The Fund may invest a significant portion of its assets in the technology and communications services sectors. ~~industries~~ These sectors can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. The Fund’s net asset value may be affected by events that adversely affect these sectors and may fluctuate more than that of a fund with broader exposure. As the percentage of the Fund’s assets invested in a particular sector increases, so does the potential for fluctuation in the net asset value of Common Shares.

  Comment: The Staff notes that significant market events have occurred since the date that the Fund’s Shelf Registration Statement was filed, including a worldwide outbreak of a novel coronavirus. Please consider whether the Fund’s risk disclosures should be revised to reflect the impact of these events on equity markets. If the Fund believes no additional disclosure is warranted, please explain the Fund’s reasoning supplementally.

Response: The Fund has added the following disclosure regarding the coronavirus outbreak to Pre-Effective Amendment No. 1 to the Shelf Registration Statement, pursuant to a supplement filed on April 13, 2020:

Recent Market Events. An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, and in March 2020, a declaration of a national emergency in the United States. The impact of this coronavirus may last for an extended period of time and result in a substantial economic downturn.  Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways.  Any such impact could adversely affect the Fund’s performance or the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The effects of the outbreak may also cause issuers of securities held by the Fund to reduce, delay or eliminate previously anticipated dividend payments, which may adversely affect the Fund’s distribution rate.

  Comment: Please confirm that for a period of at least one year, the Fund does not intend to issue preferred shares.

Response: The Fund so confirms.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-6573.

Sincerely,

/s/ Sarah H. McLaughlin

Sarah H. McLaughlin, Esq.

Assistant Vice President